Notes Payable and Line of Credit	12 Months Ended
Dec. 31, 2013
Notes Payable and Line of Credit [Text Block]
NOTE 6 – Notes Payable and Line of Credit

On March 30, 2012, the Company issued a 10% term loan of $225,000 ("Note One") to a third party creditor ("Creditor One"). The terms of Note One required that principal be repaid in monthly installments of $75,000 each, beginning on April 1, 2012. As part of the Note One agreement, the Company issued to Creditor One a warrant to purchase 1,837,000 common shares of the Company. The relative fair value of the warrants was determined to be $190,500 (see Note 8) and was recognized as a debt discount on the debt issuance date. There were no amounts owing on Note One for the year ended December 31, 2013. As of December 31, 2012, the full amount of the principal of Note One, plus interest of $3,863 had been paid on Note One and there were no further amounts owing on Note One. When Note One was fully paid off, the debt discount was fully amortized for the year ended December 31, 2012 as interest expense with an offset to Additional Paid-in Capital. In a separate transaction, the Company also issued 142,857 shares of common stock at $0.70 per share to Creditor One for cash proceeds totaling $100,000 on January 24, 2012.

On January 12, 2012, the Company entered into a working line of credit agreement (the "LOC") with Creditor One. Per the LOC agreement, the Company had the right to borrow a maximum of $2,000,000 and interest accrued at 10% per annum. In September 2012, a late payment occurred which triggered an increase in the interest rate of the LOC to 18% and interest subsequently accrued at the higher rate. The LOC expired on January 12, 2014. As of December 31, 2013, the LOC had been fully paid down and there were no amounts owed by the Company toward the LOC. During the year ended December 31, 2013, interest of $13,477 was paid on the LOC. During the year ended December 31, 2012, the Company borrowed $275,000 under the LOC, out of which $225,000 was used to pay off Note One as discussed above and the Company received the balance of $50,000 in cash. During the year ended December 31, 2012, the Company made LOC repayments totaling $161,453 which brought the LOC balance to $117,410 as of December 31, 2012, which included $113,547 of principal plus $3,863 of accrued interest.

On January 12, 2013, the Company completed issuance of a convertible note ("Note Two") to a third party shareholder of the Company ("Creditor Two"). Note Two comprised a loan of $10,000 to the Company which was due by December 18, 2015, accrued interest at 20% per annum, and was convertible into shares of the Company's common stock at $0.70 per share. Full repayment of Note Two was made on November 5, 2013 and comprised $10,000 principal and $1,994 of accrued interest.

On June 12, 2013, the Company issued a $500,000 secured promissory note (the "Secured Note") to a different creditor ("Creditor Three"). The Secured Note was due on December 1, 2013 and accrued interest at 12% per annum if the Company did not execute the Asset Agreement. Under the terms of the Secured Note the Company had granted to Creditor Two an interest in all assets and intellectual property of the Company as collateral. On October 4, 2013, the Secured Note was assigned by Creditor Three to another third party ("Creditor Four"). The Secured Note was then extinguished by Creditor Four on October 4, 2013 through the conversion of the Secured Note into 1,111,111 shares of the Company’s common stock at a price of $0.45 per share for proceeds of $500,000. No accrued interest had become due on the Secured Note.